Trade and other payables: amounts falling due after more than one year (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other non-current payables [abstract]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due within one year[1]:

	2023	2022
	£m	£m
Trade payables	10,825.7	11,182.3
Payments due to vendors (earnout agreements)	73.3	62.0
Liabilities in respect of put option agreements with vendors	13.6	18.8
Fair value of derivatives	1.8	58.0
Other creditors and accruals[2]	2,408.7	2,914.8
	13,323.1	14,235.9
Note
[1] Deferred income was previously presented in Trade and other payables.
[2] This balance includes staff costs, indirect taxes payable and other individually not material items.
The following are included in trade and other payables falling due after more than one year:

	2023	2022
	£m	£m
Payments due to vendors (earnout agreements)	125.4	98.1
Liabilities in respect of put option agreements with vendors	90.0	323.3
Fair value of derivatives	1.2	—
Other creditors and accruals	66.2	69.5
	282.8	490.9

Maturity Analysis for Non-derivative Financial Liabilities	The following table sets out payments due to vendors (earnouts), comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2023	2022
	£m	£m
Within one year	73.3	62.0
Between one and two years	54.1	19.5
Between two and three years	70.9	27.6
Between three and four years	0.4	28.6
Between four and five years	—	22.4
	198.7	160.1

Summary of Future Anticipated Cash Flows in Relation to Liabilities in Respect of Put Options
The following table is an analysis of future anticipated cash flows in relation to liabilities in respect of put option agreements with vendors at 31 December:

	2023	2022
	£m	£m
Within one year	13.6	18.8
Between one and two years	24.0	5.2
Between two and three years	38.6	76.6
Between three and four years	9.8	99.2
Between four and five years	6.2	74.8
Over five years	11.4	67.5
	103.6	342.1